Trade Receivables and Other Current Assets and Receivables - Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables and Other Current Assets and Receivables [Line Items]
Trade receivables	€ 48	€ 4	€ 6
Average payment period for trade receivables	30 days
3 months or less
Trade Receivables and Other Current Assets and Receivables [Line Items]
Trade receivables	€ 48	€ 4	€ 6